Other liabilities	12 Months Ended
Dec. 31, 2024
Liabilities, Other [Abstract]
Other liabilities
22    Other liabilities

Accounting policies
Other liabilities are initially measured at fair value and subsequently at amortized cost and are derecognized when the obligation under the liability is discharged, cancelled or has expired.
The company recognizes contract liabilities if a payment is received or a payment is due (whichever is earlier) from a customer before the company transfers the related goods or services. Contract liabilities are recognized as revenue when the company performs under the contract (i.e., transfers control of the related goods or services to the customer).

Other non-current liabilities
Non-current liabilities were EUR 45 million as of December 31, 2024 (December 31, 2023: EUR 54 million).
Non-current liabilities are associated mainly with indemnification and non-current accruals.
Other current liabilities
Other current liabilities are summarized as follows:
Philips Group
Other current liabilities in millions of EUR

	2023	2024
Accrued customer rebates	186	169
Other taxes including social security premiums	129	115
Other liabilities	98	70
Other current liabilities	414	354
Contract liabilities
Non-current contract liabilities were EUR 431 million as of December 31, 2024 (December 31, 2023: EUR 469 million) and current contract liabilities were EUR 1,699 million as of December 31, 2024 (December 31, 2023: EUR 1,809 million).
The current contract liabilities decreased by EUR 109 million, which is mainly driven by an decrease in deferred balances for customer service contracts.
The current contract liabilities as of December 31, 2023, resulted in revenue recognized of EUR 1,809 million in 2024.